Fair Value (Details1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Carrying Fair Value Amount, Loans held for sale	$ 49,159	$ 42,881
Aggregate Unpaid Principle, Loans held for sale	47,863	41,668
Difference,Loans held for sale	$ 1,296	$ 1,213